PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2021
PRIVATE PLACEMENT
PRIVATE PLACEMENT
NOTE
4
. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsors purchased an aggregate of 8,233,334 Private Placement Warrants at a price of $1.50 per Private Placement Warrant from the Company in a private

placement, for an aggregate purchase price of
$12,350,000. Each Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note
8
). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.